SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Sit Large Cap Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 98.7%
Communications - 1.1%
Verizon Communications, Inc.	20,925	1,263,033

Consumer Durables - 0.9%
YETI Holdings, Inc. *	36,425	1,019,900

Consumer Non-Durables - 7.3%
Conagra Brands, Inc.	31,050	952,614
Constellation Brands, Inc.	7,425	1,539,054
Estee Lauder Cos., Inc. - Class A	12,300	2,447,085
Mondelez International, Inc.	10,500	580,860
PepsiCo, Inc.	15,700	2,152,470
VF Corp.	7,300	649,627

		8,321,710
Consumer Services - 7.4%
McDonald’s Corp.	4,700	1,009,137
Starbucks Corp.	21,900	1,936,398
Visa, Inc.	27,300	4,695,873
Walt Disney Co.	6,200	807,984

		8,449,392
Electronic Technology - 15.0%
Advanced Micro Devices, Inc. *	9,400	272,506
Apple, Inc.	37,900	8,488,463
Applied Materials, Inc.	38,900	1,941,110
Arista Networks, Inc. *	2,750	657,030
Broadcom, Inc.	7,800	2,153,346
Ciena Corp. *	28,900	1,133,747
Corning, Inc.	36,250	1,033,850
Intel Corp.	16,800	865,704
NVIDIA Corp.	3,725	648,411

		17,194,167
Energy Minerals - 1.2%
Chevron Corp.	2,600	308,360
Marathon Petroleum Corp.	12,400	753,300
Pioneer Natural Resources Co.	2,300	289,271

		1,350,931
Finance - 4.4%
Aon, PLC	2,975	575,871
Bank of America Corp.	20,400	595,068
Chubb, Ltd.	5,050	815,272
Goldman Sachs Group, Inc.	5,150	1,067,234
JPMorgan Chase & Co.	7,200	847,368
T Rowe Price Group, Inc.	9,725	1,111,081

		5,011,894

Name of Issuer	Quantity	Fair Value ($)

Health Services - 3.3%
HCA Healthcare, Inc.	8,100	975,402
UnitedHealth Group, Inc.	13,000	2,825,160

		3,800,562
Health Technology - 5.9%
Boston Scientific Corp. *	36,700	1,493,323
Illumina, Inc. *	3,500	1,064,770
Intuitive Surgical, Inc. *	2,800	1,511,804
Johnson & Johnson	9,400	1,216,172
Thermo Fisher Scientific, Inc.	5,250	1,529,168

		6,815,237
Process Industries - 3.3%
Ecolab, Inc.	8,425	1,668,487
Sherwin-Williams Co.	3,800	2,089,506

		3,757,993
Producer Manufacturing - 7.9%
3M Co.	5,450	895,980
Boeing Co.	3,250	1,236,528
Honeywell International, Inc.	9,925	1,679,310
Ingersoll-Rand, PLC	10,700	1,318,347
L3Harris Technologies, Inc.	5,775	1,204,896
Northrop Grumman Corp.	2,700	1,011,933
Raytheon Co.	5,000	980,950
United Technologies Corp.	4,900	668,948

		8,996,892
Retail Trade - 8.4%
Amazon.com, Inc. *	3,000	5,207,730
Home Depot, Inc.	11,125	2,581,222
TJX Cos., Inc.	22,700	1,265,298
Ulta Beauty, Inc. *	2,300	576,495

		9,630,745
Technology Services - 29.3%
Accenture, PLC	11,425	2,197,599
Adobe, Inc. *	9,150	2,527,687
Alphabet, Inc. - Class A *	625	763,212
Alphabet, Inc. - Class C *	5,750	7,009,250
Autodesk, Inc. *	9,800	1,447,460
Booking Holdings, Inc. *	680	1,334,575
Facebook, Inc. *	18,950	3,374,616
Intuit, Inc.	6,600	1,755,204
Microsoft Corp.	62,000	8,619,860
PayPal Holdings, Inc. *	19,300	1,999,287
salesforce.com, Inc. *	16,325	2,423,283

		33,452,033

SEPTEMBER 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Sit Large Cap Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Transportation - 2.5%
Delta Air Lines, Inc.	18,400	1,059,840
Union Pacific Corp.	11,000	1,781,780

		2,841,620
Utilities - 0.8%
NextEra Energy, Inc.	4,000	931,960

Total Common Stocks (cost: $57,465,496)		112,838,069

Name of Issuer	Quantity	Fair Value ($)

Short-Term Securities - 1.4%
Fidelity Inst. Money Mkt. Gvt. Fund, 1.86%	1,579,146	1,579,146

(cost: $1,579,146)

Total Investments in Securities - 100.1% (cost: $59,044,642)		114,417,215
Other Assets and Liabilities, net - (0.1%)		(161,115)

Total Net Assets - 100.0%		$114,256,100

*	Non-income producing security.

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2019 is as follows:

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	112,838,069	—	—	112,838,069
Short-Term Securities	1,579,146	—	—	1,579,146

Total:	114,417,215	—	—	114,417,215

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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